Nature of Operations	6 Months Ended
Jun. 30, 2025
Nature of Operations [Abstract]
NATURE OF OPERATIONS
NOTE 1 -	NATURE OF OPERATIONS:

a.	Gauzy Ltd. (the “Company”) was incorporated in Israel in 2009. The Company is engaged in the development, manufacturing and supply of technologies for operating and control of complex materials. On June 6, 2024, the Company’s ordinary shares began trading on the NASDAQ Global Market under the symbol “GAUZ”, see Note 1(b).

The Company has wholly owned subsidiaries in France (“Vision”), the United States of America (the “U.S. Subsidiary”), in Germany (the “German Subsidiary”) and in China (the “Chinese Subsidiary”), and a branch in South Korea which commenced activity in the fourth quarter of 2024.

The Company, Vision and other subsidiaries together defined as - “the Group”.

b.	Initial Public Offering and Private Placement:

On June 7, 2024, the Company closed its initial public offering (IPO), in which it issued and sold 4,411,765 shares of ordinary shares at an IPO price $17.00 per share, resulting in net proceeds of $68.25 million after deducting $6.75 million of underwriting discounts and commissions.

c.	As of June 30, 2025, the Company had an accumulated deficit of $246,526. During the six months ended June 30, 2025, the Company incurred operating losses of $21,203 and had negative cash flows from operating activities of $3,870. The Company has financed its operations mainly through the IPO net proceeds received in June 2024, see Note 1(b) above, debt financing, warrants and Note Purchase Agreements (“NPAs”), refer to Notes 9, 15 and 21 in the 2024 annual financial statements and Note 9(b) in these financial statements. Group’s management believes that its existing cash and cash equivalents, amounts available under the NPAs, along with the Group’s estimated cash generated from operations provide sufficient resources to fund its planned operations through at least the next 12 months as of the issuance date of these financial statements. If the Group will not meet its estimated revenues forecast and will not reach sufficient positive cash flows from its operations and will not have sufficient available funds under the NPAs, it may be required to obtain further funding through public or private offerings, debt financing or other sources. Adequate additional funding may not be available to the Group on acceptable terms, or at all. If the Group is unable to raise capital when needed or on attractive terms, it may need to reduce, delay, or adjust its operating expenses. These consolidated financial statements do not include any adjustments that might result from the outcome of such uncertainty.

d.	In October 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Following the attack, Israel’s security cabinet declared war against Hamas and commenced a military campaign against Hamas. In addition, since the commencement of these events, there have been continued hostilities along Israel’s northern border with Lebanon (with the Hezbollah terror organization;), Israel’s southern border with the Gaza Strip (with the Hamas terrorist organization) and on other fronts from various extremist groups in region, such as the Houthis in Yemen and various rebel militia groups in Syria and Iraq. Further, on April 13, 2024, and on October 1, 2024, Iran launched a series of drone and missile strikes against Israel. As of June 30, 2025, a ceasefire agreement has been reached between Israel and Lebanon. In June 2025, Israel launched a preemptive attack on Iran, to which Iran responded with ballistic missile and drone attacks. On June 23, 2025, Israel and Iran agreed to a ceasefire, although there is no assurance that the ceasefire will continue. To date the Company’s operations and financial results have not been materially affected. The Company expects that the current conflict in the Gaza Strip, Lebanon and the security escalation in Israel will not have a material impact on its business results in the short term. However, since this is an event beyond the Company’s control, its continuation or cessation may affect our expectations. The Company continues to monitor its ongoing activities and will make any needed adjustments to ensure continuity of its business, while supporting the safety and well-being of its employees.
e.	On April 2, 2025, U.S. President Donald Trump signed an executive order imposing new tariffs on imports from all countries, including Israel. Based on the executive order, Israel and France will be subject to elevated tariffs of 17% and 20% respectively. On July 31, 2025, an updated directive imposing a 15% import tariff over goods originated from Israel and France was issued, and became effective on August 1, 2025. Since the Group serves its U.S. customers from production facilities in the U.S., the Group is expecting minimal to no impact from the tariffs imposed by President Trump.